Revenues - Summary of Consolidated Net Revenues Disaggregated by Reportable Segment, Geographical Region of Shipment, Nature and Market Channel (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Total net revenues	$ 13,269	$ 17,286	$ 16,128
OEM
Disaggregation of Revenue [Line Items]
Total net revenues	9,629	11,468	10,764
Distribution
Disaggregation of Revenue [Line Items]
Total net revenues	3,640	5,818	5,364
Revenues from sale of products
Disaggregation of Revenue [Line Items]
Total net revenues	13,021	17,094	15,953
Revenues from sale of services
Disaggregation of Revenue [Line Items]
Total net revenues	196	145	130
Other revenues
Disaggregation of Revenue [Line Items]
Total net revenues	52	47	45
EMEA
Disaggregation of Revenue [Line Items]
Total net revenues	3,329	4,836	3,619
Americas
Disaggregation of Revenue [Line Items]
Total net revenues	2,106	2,724	2,310
Asia Pacific
Disaggregation of Revenue [Line Items]
Total net revenues	$ 7,834	$ 9,726	$ 10,199